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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-02850

                           Valor Investment Fund, Inc.
               (Exact name of registrant as specified in charter)

2290 First National Building, Detroit, Michigan             48226
--------------------------------------------------------------------------------
      (Address of principal executive offices)              (Zip code)

                          William B. Klinsky, President
                           Valor Investment Fund, Inc.
                          2290 First National Building
                                Detroit, MI 48226
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (313) 465-7000

                       Date of fiscal year end: July 31

                   Date of reporting period: January 31, 2005


   Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.           REPORT TO SHAREHOLDERS.


     Valor Investment
     Fund, Inc.

     Financial Statements for the
     Six Months Ended January 31, 2005 and
     Independent Accountants' Review Report

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


      To the Board of Directors and Shareholders
Valor Investment Fund, Inc.

      We have reviewed the accompanying statement of assets and liabilities and schedule of investments in securities of Valor Investment Fund, Inc. (the "Company") as of January 31, 2005, and the related statements of operations, changes in net assets, and financial highlights for the six months then ended. These interim financial statements are the responsibility of the Company's management.

      We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

      Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

      We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended July 31, 2004, and the financial highlights for each of the four years in the period then ended; and in our report dated September 29, 2004, we expressed an unqualified opinion on those financial statements and financial highlights.

      Deloitte & Touche LLP

Detroit, Michigan
March 18, 2005

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2005


ASSETS:
  Investments in securities--at market value (cost of $13,207,731)      $13,755,777
  Interest receivable                                                       154,085
  Prepaid expenses                                                              884
                                                                        -----------

    Total assets                                                         13,910,746

LIABILITIES--Accrued expenses                                                17,300
                                                                        -----------

NET ASSETS (equivalent to $15.73 per share based on 883,525 shares of
  common stock outstanding at January 31, 2005)                         $13,893,446
                                                                        ===========


SOURCES OF NET ASSETS:
  Common shares of $1,000 par value--authorized, 2,000,000 shares;
    issued and outstanding, 883,525 shares                              $   883,525
  Additional paid-in capital                                                180,944
  Accumulated net realized gain (computed on basis of identified cost)   11,967,524
  Accumulated undistributed net investment income                           313,407
  Net unrealized appreciation (computed on basis of identified cost)        548,046
                                                                        -----------

Total                                                                   $13,893,446
                                                                        ===========

See notes to financial statements and Report of Independent Registered Public Accounting Firm.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2005

                                                                 PRINCIPAL     AMORTIZED
                                                                   AMOUNT         COST         MARKET
MONEY MARKET FUNDS--0.100%
  One Group Municipal Money Market Fund                          $   17,932    $   17,932    $   17,932
                                                                 ----------    ----------    ----------

SHORT-TERM MUNICIPAL BONDS--5.300%
  Florida State Board of Education, 6.000%, May 1, 2005             500,000       500,000       504,790
  Millington Community School Dist., 5.700%, May 1, 2005            100,000       100,000       100,896
  Yale Public Schools District, MI, 5.000%, May 1, 2005             125,000       125,000       125,933
                                                                 ----------    ----------    ----------
    Total short-term municipal bonds                                725,000       725,000       731,619
                                                                 ----------    ----------    ----------

LONG-TERM MUNICIPAL BONDS--96.400%
  Almont Gen Oblg, 5.000%, May 1, 2023                              100,000       100,000       107,092
  Anchor Bay Gen Oblg, 5.000%, May 1, 2024                          100,000       100,950       106,400
  Avondale School District, 5.800%, May 1, 2015                     140,000       140,000       150,494
  Avondale Gen Oblg, 4.750%, May 1, 2024                            200,000       195,582       207,760
  Berkley Co SC Revenue, 5.000%, December 1, 2028                   200,000       203,641       205,154
  Big Rapids MI Public School Dist., 5.000%, May 1, 2019            150,000       149,992       157,466
  Brandon School District, 5.600%, May 1, 2010                      100,000        99,803       105,121
  Bridgeport Spaulding Gen Oblg, 5.500%, May 1, 2014                150,000       173,054       168,649
  Brownsburg IN Rev, 5.350%, August 1, 2022                         100,000       104,287       109,366
  Bullock Creek Gen Oblg, 5.500%, May 1, 2022                       100,000       105,509       112,560
  California Gen Oblg, 5.000%, February 1, 2023                     150,000       149,662       157,454
  Cass Cnty MI Sew Disp Sys ONTWA Twp.,5.500%, May 1, 2018          100,000        98,808       106,299
  Cass Cnty MI Rev., 5.100%, October 1, 2023                        150,000       149,995       161,077
  Cheboygan MI Gen Oblg, 5.400%, November 15, 2015                  100,000        99,340       107,663
  Chicago, Illinois Tax Increment, 5.000%, November 15, 2010        100,000       100,000       106,012
  Clark City NV Gen Oblg, 5.000% June 1, 2026                       150,000       148,934       157,926
  Clawson City School Dist., 4.900%, May 1, 2013                    200,000       199,430       211,528
  Clinton Charter Township, MI, 4.500%, April 1, 2018               100,000        99,755       100,242
  Coopersville MI Gen Oblg, 5.000%, May 1, 2024                     100,000        98,593       105,335
  Desoto Independent School Dist., 4.900%, August 15, 2014           75,000        75,000        75,135
  Denver West Met Dist Co Gen Oblg, 5.000%, December 1, 2028        105,000       104,496       108,707
  Detroit MI City Sch. Dist., 5.000%, May 1, 2023                   200,000       199,555       212,472
  Detroit MI Rev, 5.000%, July 1, 2022                              100,000        98,291       106,760
  Durand MI Area Schl Gen Oblg, 5.375%, May 1, 2023                 200,000       202,816       211,476
  East Grand Rapids, Mich Public Schools, 5.750%, May 1, 2018       150,000       152,668       168,415
  Essexville Hampton Public Schools, 5.500%, May 1, 2017            150,000       148,987       160,266
                                                                 ----------    ----------    ----------
    Total forward                                                 3,470,000     3,499,148     3,686,829

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2005

                                                                         PRINCIPAL     AMORTIZED
                                                                           AMOUNT         COST         MARKET
    Total forward                                                        $3,470,000    $3,499,148    $3,686,829

  Eugene Trojan Nuclear Proj Rev OR, 5.900%, September 1, 2009               95,000        94,998        96,425
  Everett WA Rev, 5.000%, July 1, 2027                                      215,000       213,989       224,479
  Flat Rock MI Gen Oblg, 4.450%, May 1, 2023                                200,000       200,000       204,242
  Florida State Board of Education, 5.000%, June 1, 2024                    200,000       200,000       200,410
  Galveston Cnty TX, 5.000%, February 1, 2023                               165,000       165,000       175,756
  Grand Ledge MI Gen Oblg, 5.375%, May 1, 2024                              100,000       102,212       102,756
  Greenville Public Schools, 5.000%, May 1, 2014                            300,000       299,434       318,213
  Harris Cnty TX Gen Oblg, 4.750%, September 1, 2026                        150,000       149,456       152,880
  Harris Cnty TX Gen Oblg, 4.750%, May 1, 2023                              150,000       151,278       153,630
  Harris County TX Gen Oblg, 4.875%, September 1, 2024                      100,000        98,362       101,999
  Huron Valley School District MI FGIC, 5.875%, May 1, 2016                 100,000        99,729       107,659
  Huron Valley School District MI, 5.000%, May 1, 2022                      125,000       123,139       132,697
  Jenison MI Gen Oblg, 5.000%, May 1, 2020                                  200,000       199,200       213,496
  Kalamazoo Water Revenue MI FSA, 5.625%, September 1, 2011                 100,000        99,260       106,658
  Kentucky Rev, 3.100%, July 1, 2010                                        140,000       140,671       137,733
  Lincoln Consolidated School District, 5.800%, May 1, 2014                 100,000       101,814       102,062
  Livingston Cnty MI Gen Oblg, 5.750%, May 1, 2019                          100,000       106,463       109,957
  Lowell Mich Area Schools, 5.400%, May 1, 2017                              50,000        50,000        54,651
  Lyon Twp., 5.400%, May 1, 2019                                            100,000        99,560       109,252
  Macomb CNY MI Gen Oblg, 5.000%, May 1, 2024                               200,000       200,000       211,714
  Mattawan MI Gen Obgl, 4.750%, May 1, 2017                                 135,000       134,205       142,792
  Michigan Municipal Bond Auth. Rev., 5.400%, November 1, 2016              100,000        99,598       110,062
  Michigan State Hospital Finance Authority, 5.375%, October 15, 2013        95,000        95,344        96,284
  Michigan State Hospital Finance Authority, 5.250%, November 1, 2015       180,000       184,030       186,151
  Michgan Rev, 5.500% November 15, 2021                                     100,000       103,113       105,290
  Michigan State Housing Dev Auth SFMR, 5.600%, December 1, 2009            155,000       155,000       162,139
  Missouri Rev, 1.692%, December 1, 2020                                    750,000       750,000       750,000
  Mississippi Rev, 1.750%, September 1, 2028                                285,000       285,000       285,000
  Monroe Cnty MI Gen Oblg, 5.000%, May 1, 2023                              100,000       100,000       106,978
  Monroe Rev, 4.750%, March 1, 2020                                         125,000       125,000       127,334
  New Caney TX Gen Obgl, 5.250%, February 15, 2022                           90,000        92,473        97,619
  New Haven MI Gen Oblg, 5.000%, May 1, 2024                                200,000       212,937       212,100
  New Orleans LA Rev, 5.200%, June 1, 2021                                  100,000        99,996       109,353
  New York City NY Gen Oblg, 5.000%, March 15, 2018                         120,000       119,652       130,512
  Oakland County MI Bldg. Auth., 5.125%, September 1, 2020                  200,000       197,719       218,202
  Olivet MI Gen Oblg, 5.000%, May 1, 2025                                    75,000        77,330        79,087
  Oscada MI Gen Oblg, 4.350%, May 1, 2014                                   100,000       105,216       104,692
  Petoskey MI Public School Dist, 4.750%, May 1, 2016                       125,000       124,852       131,670
                                                                         ----------    ----------    ----------


    Total forward                                                         9,395,000     9,455,178     9,858,763

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                                       PRINCIPAL            AMORTIZED
                                                                        AMOUNT                COST                MARKET
Total forward                                                         $ 9,395,000          $ 9,455,178          $ 9,858,763

Piedmont, 5.000%, January 1, 2022                                         110,000              110,000              111,260
Puerto Rico Rev, 4.600%, December 1, 2024                                 150,000              150,000              151,291
Rochester MI Community School Dist, 5.625%, May 1, 2009                    35,000               34,877               38,920
Saint Charles Parish LA Rev, 1.700%, June 1, 2030                         200,000              200,000              200,000
South Carolina Public SVC Auth Rev., 5.750%, January 1, 2022              200,000              208,094              209,744
South Range OH Gen Oblg, 6.150%, December 1, 2018                          50,000               50,410               50,682
Southfield MI Gen Oblg, 5.250%, May 1, 2027                               190,000              194,879              206,659
Taylor MI Gen Oblg, 5.000%, May 1, 2021                                   150,000              149,997              150,880
Tecumseh MI Gen Oblg, 5.500%, May 1, 2019                                 250,000              250,000              274,445
Thornapple Kellogg MI Gen Oblg, 5.000%, May 1, 2023                       150,000              150,000              159,383
Three Rivers MI Gen Oblg, 5.000%, May 1, 2023                             130,000              131,500              134,511
Wake County NC Rev., 1.680%, May 1, 2024                                  200,000              200,000              200,000
Wake County NC Rev., 1.840%, October 1, 2022                               75,000               75,000               75,000
Walled Lake MI Gen Oblg., 5.000%, May 1, 2024                             150,000              148,937              159,986
Washtenaw Cnty MI Higher Education, 5.000%, May 1, 2019                   100,000              100,000              107,765
Wayne Cnty MI Higher Education, 5.350%, July 1, 2015                      150,000              148,994              164,607
West Bloomfield MI Gen Oblg., 5.000%, May 1, 2024                         100,000              101,920              106,782
West Ottawa MI Gen Oblg, 5.000%, May 1, 2021                              200,000              200,000              214,572
Willow Run MI Comm Schools, 5.000%, May 1, 2020                           150,000              149,773              161,891
Woodhaven Brownstown MI Gen Oblg, 5.000%, May 1, 2027                      85,000               88,160               88,934
Woodhaven Brownstown MI Gen Oblg, 5.000%, May 1, 2022                     170,000              167,080              180,151
                                                                      -----------          -----------          -----------

     Total long-term municipal bonds                                   12,390,000           12,464,799           13,006,226
                                                                      -----------          -----------          -----------

TOTAL INVESTMENTS                                                     $13,132,932          $13,207,731          $13,755,777
                                                                      ===========          ===========          ===========

See notes to financial statements and Report of
Independent Registered Public Accounting Firm.                       (Concluded)

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2005

INVESTMENT INCOME--
  Interest income                                                             $306,460
                                                                              --------

EXPENSES:
  Professional fees                                                             44,321
  Custodian fees                                                                 7,008
  Other                                                                          2,257
                                                                              --------

     Total expenses                                                             53,586
                                                                              --------

NET INVESTMENT INCOME                                                          252,874

REALIZED AND UNREALIZED GAIN:
  Net realized gain--investment transactions (identified cost basis)             2,700
  Change in unrealized appreciation--investments                               262,582
                                                                              --------

NET REALIZED AND UNREALIZED GAIN                                               265,282
                                                                              --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $518,156
                                                                              ========

See notes to financial statements and Report of Independent Registered Public Accounting Firm.

VALOR INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS               YEAR
                                                                    ENDED                 ENDED
                                                                  JANUARY 31,            JULY 31,
                                                                    2005                   2004
OPERATIONS:
  Net investment income                                           $   252,874          $    538,073
  Net realized gain from investment transactions                        2,700                37,750
  Net change in unrealized appreciation                               262,582                (5,095)
                                                                  -----------          ------------

    Net increase in net assets resulting from operations              518,156               570,728

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT
  INCOME                                                              294,055               520,335

DIVIDENDS TO SHAREHOLDERS FROM CAPITAL GAINS                            2,700                37,750
                                                                  -----------          ------------

INCREASE IN NET ASSETS                                                221,401                12,643

NET ASSETS:
  Beginning of period                                              13,672,045            13,659,402
                                                                  -----------          ------------

  End of period                                                   $13,893,446          $ 13,672,045
                                                                  ===========          ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS APPLICABLE TO
  COMMON SHARES                                                   $   313,407          $    354,588
                                                                  ===========          ============

See notes to financial statements and Report of Independent Registered Public Accounting Firm.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JANUARY 31, 2005
--------------------------------------------------------------------------------

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      INVESTMENT SECURITIES -- Investments are reported at market value determined by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Directors.

      SECURITIES TRANSACTIONS -- Securities transactions are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME -- Interest income, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES -- It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the six months ended January 31, 2005.

      MANAGEMENT AND SERVICE FEES -- No management fees have been paid or accrued to outside organizations. A total of $500 in fees have been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the six months ended January 31, 2005:

        Balance--July 31, 2004                                 $ 13,362,432
          Plus:
            Purchases                                             1,225,000
            Discount accretion net of premium amortization           (3,939)
            Gain on disposition                                       2,700
          Less:
            Redeemed securities                                  (1,378,462)
                                                               ------------

        Balance--January 31, 2005                              $ 13,207,731
                                                               ============

      Approximately $801,800 in purchases and $932,700 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the six months ended January 31, 2005, except as described in Note 1.

4.    DISTRIBUTION TO SHAREHOLDERS

      The Company intends to make monthly distributions of net investment income recorded on the ex-dividend date. The Company distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return on capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to the amortizing premiums. The Company did not have any distributions in excess of tax basis earnings and profits or permanent differences between book and tax accounting relating to distributions for the six months ended January 31, 2005.

      The tax character of distributions paid for the six months ended January 31, 2005 and the year ended July 31, 2004 was as follows:

                                      JANUARY 31, 2005      JULY 31, 2004
       Distributions declared from:
         Tax-exempt income             $  294,055           $  520,335
         Capital gain                       2,700               37,750

      As of January 31, 2005, the components of distributable earnings on a tax basis were as follows:

       Undistributed income                                 $   313,407
       Accumulated realized gains                            11,967,524
       Unrealized gains                                         560,993

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is an original issue discount.

5.    FINANCIAL HIGHLIGHTS

      The following are selected per share data based on the weighted average shares outstanding during the year:

                                                Six Months
                                                  Ended
                                                January 31                            Year Ended July 31
                                                ----------       -------------------------------------------------------------
                                                   2005             2004             2003             2002             2001
Net asset value--beginning of year              $    15.47       $    15.46       $    15.80       $    15.80       $    15.48

  Income from operations:
    Net investment income                             0.29             0.61             0.73             0.80             0.80
    Net realized and unrealized gain (loss)           0.30             0.03            (0.27)            0.01             0.34
                                                ----------       ----------       ----------       ----------       ----------

           Total                                      0.59             0.64             0.46             0.81             1.14

  Distributions to common shareholders
  from net investment income                         (0.33)           (0.59)           (0.72)           (0.79)           (0.81)

  Distributions to common shareholders
    from capital gains                                                (0.04)           (0.08)           (0.02)           (0.01)
                                                ----------       ----------       ----------       ----------       ----------
Net asset value--end of year
  (common shares)                               $    15.73       $    15.47       $    15.46       $    15.80       $    15.80
                                                ==========       ==========       ==========       ==========       ==========

Total return                                           3.8%             4.0%             2.8%             4.9%             6.9%
                                                ==========       ==========       ==========       ==========       ==========

Net assets applicable to common shares--
  end of year (000s omitted)                    $   13,893       $   13,672       $   13,659       $   13,956       $   13,958
                                                ==========       ==========       ==========       ==========       ==========
Ratios (as a percentage of average net
  assets applicable to common shares):
  Expenses                                             0.8%             0.5%             0.4%             0.5%             0.5%
  Net investment income                                3.7%             4.0%             4.7%             5.1%             5.2%

Portfolio turnover                                       7%              26%              19%              14%              10%

6.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,235,510 at January 31, 2005. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:

Aggregate gross unrealized appreciation                               $ 569,696
Aggregate gross unrealized depreciation                                  (8,703)
                                                                      ---------
Net unrealized appreciation                                           $ 560,993
                                                                      =========

7.    INTEREST INCOME

      The following details, by state, interest income earned by the Company during the six months ended January 31, 2005:

California                                                              $  3,745
Colorado                                                                     740
Florida                                                                   20,000
Illinois                                                                   2,500
Indiana                                                                    2,347
Kentucky                                                                   2,102
Louisiana                                                                  7,245
Mississippi                                                                  381
Missouri                                                                   6,078
Nevada                                                                     3,720
New York                                                                   3,013
North Carolina                                                             1,995
Ohio                                                                       1,266
Oregon                                                                     2,795
Puerto Rico                                                                3,450
South Carolina                                                            12,940
Texas                                                                     16,326
Washington                                                                 5,398
Michigan *                                                               210,419
                                                                        --------
Total                                                                   $306,460
                                                                        ========

* Included in the Michigan total is $332 interest earned on a tax-exempt money market fund for the six months ended January 31, 2005.

                                     ******


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


ITEM 2. CODE OF ETHICS.

      Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

      Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

      This Schedule is included as part of the Report to Shareholders filed under Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

      (a) (1) Not applicable.

      (a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALOR INVESTMENT FUND, INC.

By:      /S/ William B. Klinsky
         -------------------------------------------------
         William B. Klinsky, President

Date:    March 31, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By:      /S/ William B. Klinsky
         -----------------------------------------------
         William B. Klinsky, President

By:      /S/ Ernest J. Schwartz
         --------------------------------------------
         Ernest J. Schwartz

Date:    March 31, 2005

                                  EXHIBIT INDEX

Exhibit No.                Description
-----------                -----------
Ex. 99. CERT         Certifications pursuant to Section 302 of the
                     Sarbanes-Oxley Act of 2002

Ex. 99.906 CERT      Certification pursuant to Section 906 of the Sarbanes-Oxley
                     Act of 2002.


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